JPMorgan Trust I

245 Park Avenue

New York, NY 10167

November 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Mid Cap Core Fund

(the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Fund do not materially differ from those contained in Post-Effective Amendment No. 129 (Amendment No. 130 under the 1940 Act) filed electronically on November 24, 2010.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary